Contingent consideration - Schedule of Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Contingent Consideration [Roll Forward]
Beginning balance	$ 72,049	$ 63,453
Remeasurement of contingent consideration	(11,618)	7,326
Unwind of discount	2,201	9,546
Charged to profit or loss	(9,417)	16,872
Exchange differences	1,946	(2,783)
Acquisition of businesses	17,492	19,783
Amounts adjusted to intangible assets	(383)	1,159
Payments for contingent consideration (Operating)	(51,786)	(23,902)
Payments for contingent consideration (Investing)	(7,667)	(2,533)
Ending balance	22,234	72,049
Current	11,540	53,215	$ 25,417
Non-current	10,694	18,834	38,036
Total contingent consideration	$ 22,234	$ 72,049	$ 63,453